CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (UNAUDITED) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Net Sales
Net sales	$ 28,751	$ 28,107	$ 57,805	$ 28,107	$ 536,616	$ 3,783
Net sales - related parties	9,309	295,528	180,367	397,065	1,241,329	1,506,097
Total	38,060	323,635	238,172	425,172	1,777,945	1,509,880
Cost of sales	6,766	34,163	44,821	51,400	216,505	277,707
Gross profit	31,294	289,472	193,351	373,772	1,561,440	1,232,173
Selling, general and administrative expenses	187,379	132,744	373,930	263,296	547,680	351,040
Income (loss) from operations	(156,085)	156,728	(180,579)	110,476	1,013,760	881,133
Other income (expense)
Interest income	48	39	48	39	81	41
Other income		2,032		2,032	1,991	24
Other income - related parties						60,138
Gain (loss) on foreign currency exchange	5,003	44,529	12,525	28,923	31,288	(10,656)
Gain (loss) on investment in equity securities	(2,426)		(2,426)
Total other income (expense)	2,625	46,600	10,147	30,994	33,360	49,547
Income (loss) before income tax provision	(153,460)	203,328	(170,432)	141,470	1,047,120	930,680
Income tax provision		25,295	0	25,295	17,795	39,708
Net income (loss)	(153,460)	178,033	(170,432)	116,175	1,029,325	890,972
Comprehensive Income:
Net income (loss)	(153,460)	178,033	(170,432)	116,175	1,029,325	890,972
Foreign currency translation adjustment, net of tax	(1,853)	(32,668)	(8,943)	(21,007)	(24,019)	12,014
Comprehensive Income (Loss)	$ (155,313)	$ 145,365	$ (179,375)	$ 95,168	$ 1,005,306	$ 902,986
Net loss per share:
Basic and diluted (in dollars per share)	$ (0.00)	$ 0.00	$ (0.00)	$ 0.00	$ 0.02	$ 0.01
Weighted average number of common shares:
Basic and diluted (in shares)	68,298,821	64,122,997	66,222,445	64,122,997	64,122,997	64,122,997